Advances to Joint Venture Partner and Equity Accounted Joint Ventures - Additional Information (Detail) (USD $)	6 Months Ended					6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Exmar LPG BVBA [Member]	Feb. 28, 2013 Exmar LPG BVBA [Member]	Jun. 30, 2013 Excalibur Joint Venture [Member]	Jun. 30, 2013 Commercial Paper [Member]	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member]
Advances To Joint Venture Partner And Equity Accounted Joint Ventures [Line Items]
Advances to joint venture partner	$ 14,004,000		$ 14,004,000					$ 3,000,000	$ 3,600,000	$ 14,004,000	$ 14,004,000
Partnership owns percentage in joint venture										69.00%
Interest bearing percentage				0.50%	2.00%				8.00%
Partnership owns percentage in joint venture						50.00%	50.00%	50.00%
Advances to joint venture partner	81,800,000
Advances to joint venture partner	$ 135,790,000	$ 170,067,000				$ 67,900,000